Equity (Details) - $ / shares	Jun. 30, 2025	Apr. 16, 2025	Dec. 31, 2024	Oct. 25, 2024	Apr. 16, 2024	Dec. 31, 2023	Apr. 16, 2023
Equity [Line Items]
Warrants, exercise price (in Dollars per share)			$ 0.01
Common stock, par value (in Dollars per share)				$ 0.0001
Subsequent Event [Member] | Preferred Share Purchase Rights
Equity [Line Items]
Warrants, exercise price (in Dollars per share)		$ 26.4
Heliogen, Inc. [Member]
Equity [Line Items]
Number of share purchase right							1
Share purchase right, percentage							12.50%
Certain passive institutional investors, percentage							20.00%
Warrants, exercise price (in Dollars per share)	$ 0.35		$ 0.35			$ 0.35
Common stock, shares authorized	500,000,000		500,000,000			500,000,000
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001			$ 0.0001
Common stock, shares issued	6,165,848		6,096,084			5,946,315
Common stock, shares outstanding	6,165,848		6,096,084			5,946,315
Preferred stock, shares authorized	10,000,000		10,000,000			10,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares issued			0
Expiration date of rights					1 year
Heliogen, Inc. [Member] | Preferred Share Purchase Rights
Equity [Line Items]
Warrants, exercise price (in Dollars per share)					$ 26.4		$ 122.5
Heliogen, Inc. [Member] | Subsequent Event [Member]
Equity [Line Items]
Number of share purchase right		1
Share purchase right, percentage		12.50%
Certain passive institutional investors, percentage		20.00%